Leases (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$ 1,015	$ 1,017	$ 684
Supplemental non-cash information related to lease liabilities from obtaining ROU assets	$ 17,329	$ 3,734	$ 1,209